Share-Based Compensation	12 Months Ended
May 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
17.	SHARE-BASED COMPENSATION

2006 Share Incentive Plan

On January 20, 2006, the Company adopted 2006 Share Incentive Plan (“2006 Share Incentive Plan”), under which the Company may grant share options to purchase up to 8,000,000 common shares of the Group, to its employees, directors and consultants. 2006 Share Incentive Plan is effective upon its adoption by the board and continue in effect for a term of ten years unless sooner terminated. The number of common shares available for grant under 2006 Share Incentive Plan may be increased by (i) an additional 5,000,000 shares on January 1, 2007, (ii) an additional 5,000,000 shares on January 1, 2008, and (iii) an annual increase in common shares to be added on the first business day of each calendar year beginning in 2009 equal to the lesser of (x) 3,000,000 shares, (y) two percent (2%) of total common shares outstanding as of such date, or (z) a lesser number of shares as determined by the plan administrator. Since the adoption of 2006 Share Incentive Plan, the Company have granted share options to purchase 15,826,000 common shares, of which 2,277,546 options to purchase common shares had been forfeited under 2006 Share Incentive Plan. In addition, since the adoption of 2006 Share Incentive Plan, the Company has granted a total of 8,608,671 NES under 2006 Share Incentive Plan. In general, one-sixth of the common shares underlying the share option and NES will vest on each six-month anniversary of the vesting commencement date specified in the option award notice. The vesting will be suspended if the grantee’s leave of absence exceeds 90 days and will resume upon the grantee’s return to service to the Group. The vesting schedule of NES is subject to the applicable award agreement. In January 2016, the Company’s 2006 Share Incentive Plan expired. However, the expiration of 2006 Share Incentive Plan did not affect the exercise right of options granted prior to such expiration.

2016 Share Incentive Plan

The Company adopted 2016 Share Incentive Plan (“2016 Share Incentive Plan”) in January 2016 to provide incentives to employees and directors after the expiration of 2006 Share Incentive Plan. Under 2016 Share Incentive Plan, the Company is authorized to issue up to 10,000,000 common shares pursuant to awards (including options) granted to its employees, directors and consultants. 2016 Share Incentive Plan is effective upon its adoption by the board and continue in effect for a term of ten years unless sooner terminated. Since the adoption of 2016 Share Incentive Plan, the Company has granted a total of 1,921,646 NES, among which, 436,016 and 1,485,630 were granted in the years ended May 31, 2017 and 2018, respectively. 4,050 and 47,006 shares were forfeited in the years ended May 31, 2017 and 2018, respectively.

The Company’s board of directors may at any time amend, suspend or terminate 2016 Share Incentive Plan. Unless the following amendments to 2016 Share Incentive Plan require approval from the shareholders (i) increase of the number of shares available under 2016 Share Incentive Plan, (ii) extension of the term of 2016 Share Incentive Plan, (iii) extension of the exercise period of an option beyond ten years, and (iv) any other amendments about which shareholders’ approval are necessary and desirable under applicable laws or stock exchange rules. The remaining terms of 2016 Share Incentive Plan are substantially identical to the terms of 2006 Share Incentive Plan.

Information regarding the share options granted under 2006 Share Incentive Plan is as follows:

Grant date	Share options granted	Grant-date fair value	Exercise price
		US$	US$
February 28, 2006	7,099,500	1.00	2.02
July 21, 2006	1,620,000	1.15	2.38
September 7, 2006	100,000	2.38	3.75
March 5, 2007	3,946,500	4.09	8.75
January 17, 2012	3,060,000	10.33	12.19

Total	15,826,000

The share option activities for the years ended May 31, 2016, 2017 and 2018 are summarized as follows:

	Number of share options	Weighted- average exercise prices	Weighted-average remaining contractual life	Aggregated intrinsic value
		US$	years	US$
Options outstanding as of May 31, 2015	318,641	5.30	1.92	5,903
Exercised	(240,304)	5.03

Options outstanding as of May 31, 2016	78,337	6.13	0.58	2,829

Exercised	(48,047)	5.37
Canceled	(23,938)	8.75

Options outstanding as of May 31, 2017	6,352	2.02	1.58	442

Exercised	(500)	2.02

Options outstanding as of May 31, 2018	5,852	2.02	0.57	475

Options exercisable as of May 31, 2018	5,852	2.02	0.57	475

The total intrinsic value of share options exercised during the years ended May 31, 2016, 2017 and 2018 were US$4,802, US$2,133 and US$38, respectively. As of May 31, 2018, no unrecognized compensation expense related to share options granted.

As of May 31, 2018, the Company transferred 17,000,000 common shares to its depositary bank for the issuance to employees and directors upon the exercise of their vested share options or upon the vesting of NES. In 2013, the Company launched a share repurchase program and has since repurchased a cumulative 5,246,349 of common shares from the open market. Such shares are reserved for the employees to exercise of their vested share options and NES in the future. The share repurchase program was completed in April 2015. As of May 31, 2018, 59,477 treasury shares were available for future issuance upon exercise the vested share options and NES.

The exercise price of share options is at least 100% of the common share fair value on the date of the grant. The term of a share option is up to ten years from the date of grant. During the year ended May 31, 2016, the Group extended the terms of share options granted on February 28, 2006 for another three years. The extension did not have a material impact on the Group’s consolidated financial statements. The share options generally vest over three years at six-month vesting increments per year. During the year ended May 31, 2017, the Group canceled 23,938 outstanding share options granted on March 5, 2007 due to the validity period of 10 years.

NES

As of May 31, 2018, 4,714,490 common shares out of 17,000,000 common shares held by the depositary bank had been issued to employees and directors upon the vesting of their NES, and 2,929,780 shares out of 5,246,349 treasury shares had been reissued to employees and directors upon the vesting of their NES.

The NES activities under 2006 and 2016 Share Incentive Plan for the years ended May 31, 2016, 2017 and 2018 are summarized as follows:

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$
NES outstanding as of May 31, 2015	606,400	18.55
Granted	546,330	22.66
Vested	(712,330)	21.39
Forfeited	(40,400)	20.61

NES outstanding as of May 31, 2016	400,000	18.91

Granted	436,016	47.19
Vested	(200,000)	18.91
Forfeited	(4,050)	47.19

NES outstanding as of May 31, 2017	631,966	38.24

Granted	1,485,630	82.75
Vested	(631,966)	38.24
Forfeited	(47,006)	82.75

NES outstanding as of May 31, 2018	1,438,624	82.75

NES vested and expect to vest as of May 31, 2018	1,438,624

The total fair value of NES vested during the years ended May 31, 2016, 2017 and 2018 were US$15,235, US$3,783 and US$24,167, respectively. The weighted average grant date fair value of NES granted during the years ended May 31, 2016, 2017 and 2018 were US$22.66, US$47.19 and US$82.75, respectively. As of May 31, 2018, the total unrecognized compensation expenses for NES of US$65,719 are expected to be recognized over a weighted average period of 1.57 years.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. The Group recorded the related compensation expense of US$16,810, US$20,287 and US$57,443 for the years ended May 31, 2016, 2017 and 2018, respectively.